U.S. SECURITIES AND EXCHANGE COMMISSION
							  Washington, D.C. 20549

								   FORM 24F-2
						 ANNUAL NOTICE OF SECURITIES SOLD
							  PURSUANT TO RULE 24f-2

		  READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
						 PLEASE PRINT OR TYPE.

------------------------------------------------------------------------------
 1.   Name and address of issuer:      The Rodney Square International
											Securities Fund, Inc.
									   Rodney Square North
									   1100 North Market Street
									   Wilmington, DE 19890-0001
------------------------------------------------------------------------------
 2.   Name of each series or class of         The Rodney Square International
	  funds for which this notice is            Equity Fund
	  filed:
------------------------------------------------------------------------------
 3.   Investment Company Act File Number:            811-5255

	  Securities Act File Number:                    33-16056
------------------------------------------------------------------------------
 4.   Last day of fiscal year for which
	  this notice is filed:                          October 31, 1995
------------------------------------------------------------------------------
 5.   Check box if this notice is being
	  filed more than 180 days after the
	  close of the issuer's fiscal year
	  for purposes of reporting
	  securities sold after the close of
	  the fiscal year but before
	  termination of the issuer's 24f-2                  I---I
	  declaration:                                       I   I
														 I---I
------------------------------------------------------------------------------
 6.   Date of termination of issuer's
	  declaration under rule 24f-2(a)(1),
	  if applicable (see Instruction
	  A.6):                                               N/A
------------------------------------------------------------------------------
 7.   Number and amount of securities of
	  the same class or series which had
	  been registered under the
	  Securities Act of 1933 other than
	  pursuant to rule 24f-2 in a prior
	  fiscal year, but which remained
	  unsold at the beginning of the
	  fiscal year:                                 4,048,656/$49,434,090
------------------------------------------------------------------------------
 8.   Number and amount of securities
	  registered during the fiscal year
	  other than pursuant to rule 24f-2:                           0
------------------------------------------------------------------------------
 9.   Number and aggregate sale price of
	  securities sold during the fiscal
	  year:                                        219,948/$2,630,182
------------------------------------------------------------------------------
10.   Number and aggregate sale price of
	  securities sold during the fiscal
	  year in reliance upon registration
	  pursuant to rule 24f-2:                                      0
------------------------------------------------------------------------------
11.   Number and aggregate sale price of
	  securities issued during the fiscal
	  year in connection with dividend
	  reinvestment plans, if applicable
	  (see Instruction B.7):                       108,347/$1,239,487
------------------------------------------------------------------------------
12.   Calculation of registration fee:

		(i) Aggregate sale price of
			securities sold during the
			fiscal year in reliance on
			rule 24f-2 (from Item 10):                             0
													  --------------
	   (ii) Aggregate price of shares
			issued in connection with
			dividend reinvestment plans
			(from Item 11, if
			applicable):                          +        1,239,487
													  --------------
	  (iii) Aggregate price of shares
			redeemed or repurchased
			during the fiscal year (if
			applicable):                          -        1,239,487
													  --------------
	   (iv) Aggregate price of shares
			redeemed or repurchased and
			previously applied as a
			reduction to filing fees
			pursuant to rule 24e-2 (if
			applicable):                          +                0
													  --------------
		(v) Net aggregate price of
			securities sold and issued
			during the fiscal year in
			reliance on rule 24f-2 [line
			(i), plus line (ii), less
			line (iii), plus line (iv)]
			(if applicable):                                       0
													  --------------
	   (vi) Multiplier prescribed by
			Section 6(b) of the
			Securities Act of 1933 or
			other applicable law or
			regulation (see Instruction
			C.6):                                 X           1/2900
													  --------------
	  (vii) Fee due [line (i) or line (v)
			multiplied by line (vi)]:                              0
													 ===============

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
THE FORM IS BEING FILED  WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL
YEAR.  See instruction C.3.
------------------------------------------------------------------------------
13.   Check box if fees are being
	  remitted to the Commission's
	  lockbox depository as described in
	  section 3a of the Commission's
	  Rules of Informal and Other                        I---I
	  Procedures (17 CFR 202.3a).                        I   I
														 I---I
	  Date of mailing or wire transfer
	  of filing fees to Commission's
	  lockbox depository:                               N/A

------------------------------------------------------------------------------


								 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Marilyn Talman
								   -----------------------------
									Marilyn Talman, Secretary

Date:  December 21, 1995
	   -----------------

* Please print the name and title of the signing officer below the signature.